Merrill Lynch Life Insurance Company
4333 Edgewood Road NE
Cedar Rapids, IA 52499
February 26, 2010
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:	Merrill Lynch Life Variable Annuity Separate Account B
Merrill Lynch Retirement Plus Separate Account B — 33-45379;
Commissioners:
Merrill Lynch Life Insurance Company (the “Company”), on behalf of Registrant, has sent or will send to contract owners the annual reports for the period ended December 31, 2009, for the following underlying mutual funds (“Funds”) in which Registrant invests:
Annual Report Filings:
AIM Variable Insurance Funds
AIM V.I. Capital Appreciation Fund, SEC File No.: 811-07452
AIM V.I. Core Equity Fund, SEC File No.: 811-07452
AllianceBernstein Variable Products Series Fund, Inc.
AllianceBernstein Global Thematic Growth Portfolio, SEC File No.: 811-05398
AllianceBernstein Large Cap Growth Portfolio, SEC File No.: 811-05398
American Century Variable Portfolios, Inc.
VP International Fund, SEC File No.: 811-05188
VP Ultra Fund, SEC File No.: 811-05188
BlackRock Variable Series Funds, Inc.
BlackRock Utilities and Telecommunications V.I. Fund, SEC File No. 811-03290
BlackRock Balanced Capital V.I. Fund, SEC File No. 811-03290
BlackRock Basic Value V.I. Fund, SEC File No.: 811-03290
BlackRock Fundamental Growth V.I. Fund, SEC File No.: 811-03290
BlackRock Global Allocation V.I. Fund, SEC File No.: 811-03290
BlackRock Global Growth V.I. Fund, SEC File No.: 811-03290
BlackRock Government Income V.I. Fund, SEC File No.: 811-03290
BlackRock High Income V.I. Fund, SEC File No.: 811-03290
BlackRock International Value V.I. Fund, SEC File No.: 811-03290
BlackRock Large Cap Core V.I. Fund, SEC File No.: 811-03290
BlackRock Large Cap Growth V.I. Fund, SEC File No.: 811-03290
BlackRock Large Cap Value V.I. Fund, SEC File No.: 811-03290
BlackRock Money Market V.I. Fund, SEC File No.: 811-03290
BlackRock S&P 500 Index V.I. Fund, SEC File No.: 811-03290
BlackRock Total Return V.I. Fund, SEC File No.: 811-03290
BlackRock Value Opportunities V.I. Fund, SEC File No.: 811-03290

Davis Variable Account Fund, Inc.
Davis Value Portfolio, SEC File No.: 811-09293
Federated Insurance Series
Federated Capital Appreciation Fund II, SEC File No. 811-08042
Federated Kaufmann Fund II, SEC File No. 811-08042
MFS Variable Insurance Trust
MFS Growth Series, SEC File No. 811-08326
PIMCO Variable Insurance Trust
Total Return Portfolio, SEC File No. 811-08399
Van Kampen Life Investment Trust
Comstock Portfolio, SEC File No. 811-04424
Some of the funds listed above may not be available under every policy or contract offered by the Registrant.
The Company understands that the Funds have filed or will file their annual reports with the Commission under separate cover.
Please direct any question or comment regarding the enclosed to the undersigned at (800) 346-3677, extension 8330.
Very truly yours,
   /s/ Darin D. Smith
Darin D. Smith
General Counsel